Commitments and Contingencies (Details) - USD ($)				6 Months Ended
		Nov. 15, 2025	Oct. 20, 2025	Dec. 31, 2025	Jun. 30, 2025
Commitments and Contingencies [Line Items]
Ordinary shares, par value (in Dollars per share)	[1]			$ 0.0001	$ 0.0001
Amount received				$ 690,159
Ordinary shares, issued (in Shares)	[1]			37,430,968	37,430,968
Subscription amount				$ 549,841
Fulberto Subscription Agreement [Member]
Commitments and Contingencies [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.0001
Aggregate purchase price			$ 1,000,000
Fountain Subscription Agreement [Member]
Commitments and Contingencies [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.0001
Aggregate purchase price		$ 1,240,000
Ordinary shares, issued (in Shares)				90,942

[1]	Par value of ordinary shares, additional paid-in capital, and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1.